UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Ambrus Core Bond Fund
Institutional Class | TTRBX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Ambrus Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$564,570,998
Total number of portfolio holdings	182
Total advisory fee paid, net	$1,127,952
Portfolio turnover rate as of the end of the reporting period	31%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets:
Portfolio Composition
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-core-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Core Bond Fund Institutional Class (TTRBX)
Semi-Annual Shareholder Report — March 31, 2026
TTRBX-03/26-SAR

Ambrus Tax-Conscious
California Bond Fund
Institutional Class | TCCBX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$487,080,526
Total number of portfolio holdings	366
Total advisory fee paid, net	$972,679
Portfolio turnover rate as of the end of the reporting period	11%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets:
Portfolio Composition
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Tax-Conscious California Bond Fund Institutional Class (TCCBX)
Semi-Annual Shareholder Report — March 31, 2026
TCCBX-03/26-SAR

Ambrus Tax-Conscious
National Bond Fund
Institutional Class | TCNBX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$439,780,428
Total number of portfolio holdings	381
Total advisory fee paid, net	$897,697
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets:
Portfolio Composition
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Tax-Conscious National Bond Fund Institutional Class (TCNBX)
Semi-Annual Shareholder Report — March 31, 2026
TCNBX-03/26-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Ambrus Core Bond Fund
Ambrus Tax-Conscious California Bond Fund
Ambrus Tax-Conscious National Bond Fund
of
FundVantage Trust
Institutional Class
Semi-Annual Financials and Additional Information
March 31, 2026
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

AMBRUS CORE BOND FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 43.9%
Communications — 0.8%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 550,095
Comcast Corp., 6.95%, 8/15/37	2,000,000	2,235,423
Discovery Global Holdings, Inc., 4.279%, 3/15/32	2,033,000	1,793,472
		4,578,990
Consumer Discretionary — 6.8%
Brunswick Corp., 2.40%, 8/18/31	3,000,000	2,602,516
Darden Restaurants, Inc., 6.30%, 10/10/33	1,925,000	2,062,808
Ford Motor Credit Co., LLC, 4.271%, 1/9/27	1,500,000	1,493,369
General Motors Financial Co., Inc., 4.96% (SOFR + 1.29%), 1/7/30(a)	1,500,000	1,486,171
Genuine Parts Co., 4.95%, 8/15/29	500,000	498,707
Genuine Parts Co., 1.875%, 11/1/30	500,000	431,347
Hasbro, Inc., 6.05%, 5/14/34	2,000,000	2,086,480
Hyatt Hotels Corp., 5.75%, 3/30/32	2,825,000	2,902,183
Hyundai Capital America, 5.30%, 6/24/29(b)	2,000,000	2,031,857
Hyundai Capital America, 5.40%, 1/8/31	1,000,000	1,020,695
Hyundai Capital America, 4.75%, 9/26/31	2,000,000	1,981,417
Leggett & Platt, Inc., 4.40%, 3/15/29	3,500,000	3,415,342
Lennar Corp., 5.20%, 7/30/30	500,000	506,279
LKQ Corp., 6.25%, 6/15/33	2,750,000	2,835,505
Nissan Motor Acceptance Co., LLC, 7.05%, 9/15/28	1,000,000	1,016,195
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,047,276
PVH Corp., 5.50%, 6/13/30	2,175,000	2,192,227
Stellantis Finance US, Inc., 5.625%, 1/12/28	1,000,000	1,010,660
Stellantis Finance US, Inc., 6.45%, 3/18/35	2,000,000	1,973,409
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,949,577
Whirlpool Corp., 5.75%, 3/1/34	4,000,000	3,568,872
		38,112,892
Consumer Staple Products — 0.8%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,108,267
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	689,314
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,249,117
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	517,126
		4,563,824
	Par Value	Value
CORPORATE BONDS — (Continued)
Energy — 2.4%
Cheniere Energy Partners LP, 5.95%, 6/30/33	$1,000,000	$ 1,049,142
Devon Energy Corp., 5.20%, 9/15/34	1,500,000	1,505,550
Helmerich & Payne, Inc., 2.90%, 9/29/31	6,500,000	5,800,229
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,712,249
Valero Energy Corp., 6.625%, 6/15/37	3,000,000	3,286,380
		13,353,550
Financials — 13.2%
American Financial Group, Inc., 5.00%, 9/23/35	1,525,000	1,465,519
Apollo Debt Solutions BDC, 6.90%, 4/13/29	500,000	511,775
Ares Strategic Income Fund, 6.35%, 8/15/29	500,000	501,686
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31	1,000,000	954,929
Bank of America Corp., 5.518%, 10/25/35	5,000,000	5,002,955
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	2,010,492
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,528,213
Barings BDC, Inc., 7.00%, 2/15/29	500,000	504,298
Blackstone Private Credit Fund, 6.00%, 11/22/34	1,000,000	935,833
Blue Owl Credit Income Corp., 6.60%, 9/15/29	500,000	498,389
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,214,424
Capital One Financial Corp., 2.359%, 7/29/32	2,000,000	1,725,133
Capital One Financial Corp., 7.964%, 11/2/34	2,000,000	2,296,540
Carlyle Secured Lending, Inc., 6.75%, 2/18/30	2,000,000	1,983,319
Citadel LP, 6.00%, 1/23/30	1,000,000	1,030,870
Citibank NA, 5.57%, 4/30/34	2,000,000	2,074,089
EQT AB, 5.85%, 5/8/35	2,000,000	2,009,726
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,023,172
FactSet Research Systems, Inc., 3.45%, 3/1/32	5,900,000	5,330,960
First National of Nebraska, Inc., 7.25%, 6/15/35(b)	1,000,000	1,036,257

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Fiserv, Inc., 5.45%, 3/15/34	$500,000	$ 497,402
Franklin BSP Capital Corp., 7.20%, 6/15/29	500,000	503,157
FS KKR Capital Corp., 6.125%, 1/15/30	3,000,000	2,858,952
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,282,338
Goldman Sachs Group, Inc. (The), 5.498% (SOFR + 1.85%), 3/15/28(a)	500,000	505,986
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	999,967
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	4,000,000	4,315,385
Golub Capital BDC, Inc., 6.00%, 7/15/29	500,000	498,589
Hercules Capital, Inc., 5.35%, 2/10/29	500,000	490,541
HPS Corporate Lending Fund, 6.25%, 9/30/29	500,000	499,246
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	870,988
JPMorgan Chase & Co., 4.836% (SOFR + 1.18%), 2/24/28(a)	500,000	502,798
LPL Holdings, Inc., 6.00%, 5/20/34	3,000,000	3,061,878
Main Street Capital Corp., 6.95%, 3/1/29	500,000	514,549
MetLife, Inc., 5.85%, 3/15/56	3,400,000	3,337,112
Morgan Stanley Direct Lending Fund, 6.15%, 5/17/29	500,000	503,347
Northern Trust Corp., 3.375%, 5/8/32	919,000	906,496
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	1,000,000	975,384
OceanFirst Financial Corp., 6.375%, 11/15/35	2,000,000	2,013,890
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,249,114
Sixth Street Lending Partners, 6.50%, 3/11/29	500,000	507,022
Synchrony Financial, 2.875%, 10/28/31	3,325,000	2,902,301
Toronto-Dominion Bank (The), 6.35%, 10/31/85	500,000	492,271
Truist Bank, 4.632%, 9/17/29	2,000,000	1,984,036
US Bancorp, 4.653%, 2/1/29	1,000,000	1,004,854
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Wells Fargo & Co., 3.584%, 5/22/28	$300,000	$ 297,212
Wells Fargo Bank NA, 6.50%, 12/1/28	1,000,000	1,043,974
Western Alliance Bancorp, 3.00%, 6/15/31	1,405,000	1,349,826
Zions Bancorp NA, 3.25%, 10/29/29	1,815,000	1,683,494
		74,290,688
Health Care — 3.1%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	4,000,000	3,685,070
HCA, Inc., 5.45%, 4/1/31	1,000,000	1,025,536
Humana, Inc., 5.55%, 5/1/35	2,000,000	1,980,418
Humana, Inc., 4.95%, 10/1/44	2,000,000	1,678,746
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	997,234
Pfizer, Inc., 7.20%, 3/15/39	2,000,000	2,340,659
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,187,771
UnitedHealth Group, Inc., 3.50%, 8/15/39	2,000,000	1,620,685
Viatris, Inc., 2.30%, 6/22/27	1,000,000	969,864
Viatris, Inc., 3.85%, 6/22/40	1,700,000	1,292,814
		17,778,797
Industrials — 4.2%
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	5,146,594
Daimler Truck Finance North America, LLC, 5.625%, 1/13/35	2,000,000	2,033,151
IDEX Corp., 4.95%, 9/1/29	500,000	505,496
J Paul Getty Trust (The), 4.905%, 4/1/35	4,000,000	4,013,719
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,075,000	1,114,130
Jacobs Solutions, Inc., 4.75%, 3/3/31	1,000,000	987,071
Paychex, Inc., 5.35%, 4/15/32	2,050,000	2,061,921
Stanley Black & Decker, Inc., 2.30%, 3/15/30	4,981,000	4,548,128
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,570,713
United Airlines Pass Through Trust, 5.875%, 10/15/27	651,213	662,530
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,029,953
		23,673,406

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 3.2%
Albemarle Corp., 5.05%, 6/1/32	$3,349,000	$ 3,363,413
Dow Chemical Co. (The), 9.40%, 5/15/39	4,550,000	5,769,974
Dow Chemical Co. (The), 4.625%, 10/1/44	2,000,000	1,588,726
Huntsman International, LLC, 2.95%, 6/15/31	5,575,000	4,628,315
LYB International Finance BV, 5.25%, 7/15/43	2,000,000	1,723,501
Mosaic Global Holdings, Inc., 7.30%, 1/15/28	1,000,000	1,037,736
		18,111,665
Real Estate — 1.6%
Americold Realty Operating Partnership LP, REIT, 5.60%, 5/15/32	2,250,000	2,220,198
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	1,000,000	853,658
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,016,178
Jones Lang LaSalle, Inc., REIT, 6.875%, 12/1/28	825,000	871,227
Kilroy Realty LP, REIT, 2.50%, 11/15/32	3,700,000	3,013,685
Vornado Realty LP, REIT, 3.40%, 6/1/31	1,500,000	1,336,540
		9,311,486
Technology — 5.4%
Arrow Electronics, Inc., 5.875%, 4/10/34	2,000,000	2,047,832
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	5,175,000	5,293,325
Concentrix Corp., 6.85%, 8/2/33	3,039,000	2,819,546
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	886,266
Foundry JV Holdco, LLC, 6.30%, 1/25/39(b)	6,000,000	6,237,158
Intel Corp., 3.90%, 3/25/30	2,000,000	1,939,368
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,399,302
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,635,697
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,353,117
Oracle Corp., 3.60%, 4/1/40	4,000,000	2,904,005
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — (Continued)
Salesforce, Inc., 4.50%, 3/15/28	$2,000,000	$ 2,000,749
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	687,367
		30,203,732
Utilities — 2.4%
AES Corp. (The), 5.80%, 3/15/32	3,275,000	3,292,581
AES Corp. (The), 6.95%, 7/15/55	3,000,000	2,801,450
Dominion Energy, Inc., 6.625%, 5/15/55	3,575,000	3,630,749
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,046,532
Southern California Gas Co., 5.05%, 9/1/34	1,500,000	1,509,778
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	507,339
		13,788,429
TOTAL CORPORATE BONDS (Cost $244,967,982)		247,767,459
U.S. TREASURY OBLIGATIONS — 35.2%
United States Treasury Bonds,
3.125%, 8/15/44	6,000,000	4,714,687
1.375%, 8/15/50	9,000,000	4,415,976
United States Treasury Notes,
3.625%, 5/15/26	23,000,000	22,995,764
1.50%, 8/15/26	35,955,000	35,651,533
1.125%, 10/31/26	4,400,000	4,333,147
0.50%, 10/31/27	89,475,000	84,934,842
4.125%, 11/30/31	22,500,000	22,621,729
3.50%, 2/15/33	20,000,000	19,255,469
U.S. TREASURY OBLIGATIONS (Cost $199,115,994)		198,923,147
	Par Value/ Shares
PREFERREDS — 8.0%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27(c)	2,050,000	1,988,120
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	2,000,000	2,079,444
Financials — 7.3%
Air Lease Corp., 4.65%, 6/15/26(c)	1,000,000	998,162
Bank of America Corp., 6.625%, 5/1/30	3,700,000	3,791,209

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Bank of New York Mellon Corp. (The), 7.166%, 6/20/26(c)	$740,000	$ 745,881
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,625,000	1,619,377
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(c)	13,500	337,500
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,528,238
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30(c)	1,000,000	1,001,064
Citigroup, Inc., 7.625%, 11/15/28(c)	2,150,000	2,224,465
Citigroup, Inc., 6.75%, 2/15/30	2,835,000	2,835,464
Citigroup, Inc., 6.875%, 8/15/30(c)	1,850,000	1,863,860
Citigroup, Inc., 6.625%, 2/15/31	3,110,000	3,107,971
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	5,375,000	5,342,761
KKR & Co., Inc., 6.875%, 6/1/65	100,000	2,326,000
M&T Bank Corp., 6.35%, 12/15/30(c)	150,450	3,773,286
Morgan Stanley, 6.875%, 7/15/26(c)	39,395	986,845
Northern Trust Corp., 4.60%, 10/1/26(c)	1,550,000	1,539,413
State Street Corp., 5.35%, 6/15/26(c)	20,000	432,400
State Street Corp., 6.70%, 9/15/29	1,000,000	1,030,501
State Street Corp., 6.45%, 9/15/30	2,800,000	2,844,106
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,643,906
		40,972,409
TOTAL PREFERREDS (Cost $44,277,631)		45,039,973
	Par Value
ASSET-BACKED SECURITIES — 6.3%
Fannie Mae Pool, 6.00%, 5/1/53	650,691	670,846
Fannie Mae Pool, 7.00%, 7/1/54	1,986,858	2,095,552
Fannie Mae Pool, 6.00%, 8/1/54	3,575,348	3,655,025
Freddie Mac Pool, 6.50%, 12/1/53	3,435,532	3,577,817
Freddie Mac Pool, 6.00%, 6/1/54	6,363,250	6,494,682
Freddie Mac Pool, 7.00%, 7/1/54	1,463,159	1,549,950
Freddie Mac Pool, 6.50%, 9/1/55	3,772,791	3,901,339
Ginnie Mae II Pool, 7.00%, 4/20/54	3,295,764	3,440,896
Ginnie Mae II Pool, 6.50%, 7/20/54	4,757,981	4,952,527
Ginnie Mae II Pool, 6.00%, 2/20/55	5,126,190	5,220,969
TOTAL ASSET-BACKED SECURITIES (Cost $35,177,862)		35,559,603
	Par Value	Value
MUNICIPAL BONDS — 1.1%
California — 0.4%
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	$2,000,000	$ 2,074,245
Illinois — 0.4%
Chicago GO, Series A, 6.226%, 1/1/32	1,500,000	1,506,929
Chicago GO, Series B, 6.226%, 1/1/32	1,000,000	1,004,619
		2,511,548
Maryland — 0.1%
Maryland Economic Development Corp. Revenue, OID, Callable 06/01/29 at 100, 4.25%, 6/1/32	780,000	735,319
Michigan — 0.2%
Detroit GO, Series B, 3.11%, 4/1/28	1,000,000	973,679
TOTAL MUNICIPAL BONDS (Cost $6,286,187)		6,294,791
	Number of Shares
EXCHANGE TRADED FUNDS — 5.1%
iShares 0-5 Year TIPS Bond ETF	150,000	15,514,500
State Street SPDR Portfolio High Yield Bond ETF	320,000	7,462,400
Pimco Senior Loan Active ETF	116,364	5,745,985
TOTAL EXCHANGE TRADED FUNDS (Cost $28,237,348)		28,722,885
SHORT-TERM INVESTMENT — 0.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)	198,870	198,870

TOTAL SHORT-TERM INVESTMENT (Cost $198,870)		198,870

TOTAL INVESTMENTS - 99.6% (Cost $558,261,874)		562,506,728
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		2,064,270
NET ASSETS - 100.0%		$564,570,998

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2026, these securities amounted to $9,305,272 or 1.65% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Non-voting shares.
(d)	Rate disclosed is the 7-day yield at March 31, 2026.
ETF	Exchange-Traded Fund
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depository Receipt
TIPS	Treasury Inflation-Protected Securities

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 88.0%
California — 77.4%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,005,707
Alhambra Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	705,000	749,479
Anaheim Housing & Public Improvements Authority Revenue, Series A, Callable 10/01/30 at 100, 5.00%, 10/1/44	235,000	246,271
Anaheim Housing & Public Improvements Authority Revenue, Series A, Callable 10/01/30 at 100, 5.50%, 10/1/55	3,605,000	3,761,020
Anaheim Housing & Public Improvements Authority Revenue, Series B, Refunding, Callable 10/01/30 at 100, 5.25%, 10/1/47	1,785,000	1,864,293
Antioch Unified School District GO, Series B, OID, Callable 05/01/26 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	634,986
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AG Insured)	700,000	756,803
Azusa, Callable 09/01/28 at 100, 5.00%, 9/1/44, (AG Insured)	2,070,000	2,113,693
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 05/01/26 at 100, 3.00%, 10/1/27	25,000	25,003
Brea Water Utility Revenue, Refunding, Callable 07/01/29 at 100, 3.00%, 7/1/38	800,000	719,874
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	628,087
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(a)	$2,965,000	$ 3,110,367
California Community Choice Financing Authority Revenue, Series A, Callable 02/01/35 at 100, 5.00%, 1/1/56(a)	1,135,000	1,150,569
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	3,755,000	3,749,632
California Community Choice Financing Authority Revenue, Series E-1, Callable 12/01/30 at 100, 5.00%, 2/1/54(a)	1,775,000	1,875,580
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/32 at 100, 5.00%, 2/1/55(a)	4,500,000	4,839,464
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(a)	2,000,000	2,110,974
California Community Choice Financing Authority Revenue , Series C, Callable 07/01/32 at 100, 5.00%, 8/1/55(a)	4,500,000	4,672,159
California Community Choice Financing Authority Revenue , Series D, Callable 06/01/32 at 100, 5.00%, 2/1/55(a)	2,000,000	2,143,238
California Community Choice Financing Authority Revenue , Series G, Callable 05/01/32 at 100, 5.00%, 11/1/55(a)	3,000,000	3,062,014

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	$3,230,000	$ 3,256,276
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	69,626
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/53	5,205,000	5,119,277
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/42	495,000	498,763
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/47	25,000	25,071
California Educational Facilities Authority Revenue, Series U-7, 5.00%, 6/1/46	100,000	113,657
California Educational Facilities Authority Revenue , Series A, Callable 10/01/28 at 100, 5.00%, 10/1/46	5,110,000	5,169,057
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	221,553
California Health Facilities Financing Authority Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/49	1,600,000	1,602,333
California Health Facilities Financing Authority Revenue, Refunding, Callable 05/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,011
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	256,294
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	$ 25,000	$ 25,131
California Health Facilities Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 11/1/49	2,840,000	2,982,628
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,073,693
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	885,000	934,122
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,563,504
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	413,133
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 05/01/26 at 100, 4.00%, 10/1/28	100,000	100,074
California Health Facilities Financing Authority Revenue , Callable 11/15/27 at 100, 5.00%, 11/15/56	3,000,000	3,013,217
California Health Facilities Financing Authority Revenue , Series A, Refunding, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,195,000	1,195,222
California Housing Finance Agency Revenue, Series 2021-2, 3.75%, 3/25/35, (FHLMC COLL Insured)	2,597,291	2,615,637
California Housing Finance Agency Revenue, Series D, Callable 11/01/28 at 100, 2.75%, 11/1/29(a)	1,200,000	1,192,112

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Housing Finance Agency Revenue, Series JJ, Callable 05/01/28 at 100, 2.90%, 5/1/47, (HUD SECT 8 Insured)(a)	$1,100,000	$ 1,098,629
California Housing Finance Agency Revenue, Series LL, Callable 01/01/29 at 100, 2.95%, 6/1/46(a)	350,000	349,583
California Infrastructure & Economic Development Bank Revenue, 5.00%, 11/1/31	900,000	1,002,679
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,149,326
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	2,875,000	2,989,956
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/49	4,555,000	4,661,676
California Infrastructure & Economic Development Bank Revenue, Callable 10/01/32 at 100, 5.00%, 10/1/47	945,000	992,884
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,317
California Infrastructure & Economic Development Bank Revenue, Series A, Refunding, Callable 08/01/28 at 100, 3.25%, 8/1/29	250,000	252,536
California Infrastructure & Economic Development Bank Revenue, Series B, Callable 11/01/34 at 100, 5.00%, 11/1/54	850,000	852,684
California Municipal Finance Authority, 4.00%, 9/1/30	95,000	94,531
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority, 5.00%, 6/1/33	$ 420,000	$ 457,454
California Municipal Finance Authority Revenue, Callable 03/01/28 at 100, 2.50%, 3/1/46(a)	1,200,000	1,179,248
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	470,000	510,051
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	747,329
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,100,000	1,126,296
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	517,538
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,022,441
California Municipal Finance Authority Revenue, Series A, 5.00%, 2/1/31	420,000	446,662
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(a)	1,250,000	1,250,772
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,095,000	1,116,312
California Municipal Finance Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	500,000	516,353

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/42	$2,040,000	$ 2,044,388
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 04/21/26 at 100, 4.00%, 10/1/40	1,125,000	1,124,968
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	2,940,000	2,979,567
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,150,000	3,310,633
California School Finance Authority Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/42(b)	125,000	123,811
California School Finance Authority Revenue, Series A, Callable 07/01/27 at 100, 5.00%, 7/1/37(b)	25,000	25,200
California State GO, 5.00%, 8/1/26	4,120,000	4,156,004
California State GO, 7.50%, 4/1/34	3,450,000	3,966,113
California State GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	222,490
California State GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,735,000	1,809,119
California State GO, Callable 08/01/35 at 100, 5.00%, 8/1/44	2,120,000	2,313,081
California State GO, Refunding, 4.35%, 11/1/32	8,000,000	7,981,561
California State GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,805,000	2,923,372
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State GO, Refunding, Callable 04/01/33 at 100, 5.25%, 10/1/45	$1,975,000	$ 2,131,209
California State GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	251,028
California State GO, Refunding, Callable 09/01/32 at 100, 5.25%, 9/1/47	180,000	190,866
California State GO, Refunding, Callable 10/01/31 at 100, 5.00%, 10/1/39	4,400,000	4,755,374
California State GO, Series CV, Callable 12/01/33 at 100, 3.80%, 12/1/43	2,775,000	2,678,706
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	533,500
California State Public Works Board Revenue, Series A, Callable 09/01/35 at 100, 5.00%, 9/1/46(c)	400,000	426,661
California State Public Works Board Revenue, Series C, 5.00%, 11/1/26	900,000	913,329
California State Public Works Board Revenue, Series C, 5.00%, 11/1/27	900,000	934,883
California State University Revenue, Series A, Callable 11/01/33 at 100, 5.25%, 11/1/48	230,000	245,845
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,910,000	1,978,613
California State University Revenue, Series A, Unrefunded portion, Callable 05/01/26 at 100, 5.00%, 11/1/43	25,000	25,029
California State University Revenue, Series A, Unrefunded portion, Callable 05/01/26 at 100, 5.00%, 11/1/47	10,000	10,008

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Callable 01/01/28 at 100, 5.00%, 1/1/48	$5,485,000	$ 5,544,363
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	308,826
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	103,308
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	164,671
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 04/21/26 at 100, 4.125%, 3/1/34	1,015,000	1,015,130
Campbell Union High School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/45	825,000	895,750
Campbell Union High School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/46	1,000,000	1,073,634
Central Valley Energy Authority Revenue, Callable 05/01/34 at 100, 5.00%, 8/1/34	1,000,000	1,052,637
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	583,252
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	149,698
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	3,630,000	3,764,755
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City & County of San Francisco GO, Series C, 6.26%, 6/15/30	$4,150,000	$ 4,383,183
City & County of San Francisco Revenue, Series 2, Callable 08/01/28 at 100, 3.35%, 8/1/29(a)	1,015,000	1,026,123
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	50,000	53,402
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	100,000	103,880
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	588,479
Coachella Valley Unified School District, OID, Refunding, Callable 04/21/26 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,024
Coachella Valley Unified School District GO, OID, Refunding, Callable 04/21/26 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,004
Colton Joint Unified School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/44, (BAM Insured)	1,325,000	1,439,613
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	141,730
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	710,496
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	38,887
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	106,740
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	193,299

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	$ 425,000	$ 440,380
Downey Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.00%, 8/1/42, (AG Insured)	25,000	16,913
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	48,174
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/27	70,000	70,882
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/28	75,000	76,265
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/29	75,000	76,375
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/30	75,000	76,205
Eastside Union School District GO, Series A, Callable 08/01/33 at 100, 5.50%, 8/1/48, (BAM Insured)	1,450,000	1,573,141
El Rancho Unified School District GO, Series D, Callable 08/01/33 at 100, 5.75%, 8/1/48, (BAM Insured)	235,000	262,099
El Rancho Unified School District GO, Series E, OID, 0.00%, 8/1/34, (AG Insured)(d)	3,935,000	2,961,280
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AG Insured)	1,175,000	1,182,908
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 04/21/26 at 100, 4.00%, 10/1/40	545,000	532,066
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	$1,500,000	$ 1,436,859
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	695,000	713,873
Fremont Unified School District/Alameda County GO, Series B, Callable 04/21/26 at 100, 4.00%, 8/1/40	1,875,000	1,874,941
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	780,000	722,562
Gavilan Joint Community College District GO, Series C, Callable 08/01/32 at 100, 5.00%, 8/1/48	1,725,000	1,789,288
Glendale Water Revenue, OID, Callable 05/01/26 at 100, 3.50%, 2/1/42	135,000	117,735
Golden State Tobacco Securitization Corp. Revenue, Refunding, Callable 12/01/31 at 100, 5.00%, 6/1/51	2,000,000	1,960,296
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 2.687%, 6/1/30	305,000	282,556
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 2.787%, 6/1/31	2,875,000	2,615,496
Goleta Union School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	570,000	605,962
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/47	1,435,000	1,449,948

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	$1,000,000	$ 1,008,761
Hesperia Public Financing Authority Revenue, OID, Callable 05/01/26 at 100, 3.625%, 10/1/42	225,000	200,932
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AG Insured)	920,000	964,849
Independent Cities Finance Authority Revenue , Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/48	925,000	927,596
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,512,745
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	1,730,000	1,808,380
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.00%, 5/1/29	900,000	901,830
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,277,695
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,011,133
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	98,697
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54, (BAM Insured)	3,000,000	3,078,541
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Lancaster Redevelopment Agency Successor Agency, OID, Refunding, Callable 08/01/26 at 100, 3.50%, 8/1/33, (AG Insured)	$ 470,000	$ 455,469
Lemoore Union Elementary School District, OID, Callable 05/01/26 at 100, 3.00%, 5/1/40, (BAM Insured)	25,000	20,789
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	340,000	360,165
Los Angeles County Development Authority Revenue, Series C, Callable 09/01/28 at 100, 3.35%, 9/1/59(a)	1,123,000	1,131,156
Los Angeles County Facilities, Inc. Revenue , Series A, Unrefunded portion, Callable 12/01/28 at 100, 5.00%, 12/1/51	4,000,000	4,063,491
Los Angeles County Public Works Financing Authority Revenue, Series D, Refunding, Callable 05/01/26 at 100, 5.00%, 12/1/32	150,000	150,392
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	400,000	430,733
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 05/01/26 at 100, 3.75%, 9/1/26, (AG Insured)	10,000	10,009
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,089,035
Los Angeles Department of Airports Revenue, Series B, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/48	395,000	408,673

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Airports Revenue, Series E, Callable 11/15/28 at 100, 5.00%, 5/15/49	$ 250,000	$ 254,394
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	3,090,000	3,102,700
Los Angeles Department of Water & Power Revenue, Series B, Refunding, Callable 01/01/27 at 100, 5.25%, 7/1/39	2,200,000	2,224,233
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	3,250,000	3,271,672
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/42	1,045,000	1,106,379
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/49	540,000	554,081
Los Angeles Department of Water & Power Water System Revenue, Series D, Refunding, Callable 07/01/32 at 100, 5.00%, 7/1/39	795,000	845,826
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,250,000	1,241,247
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,009
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	1,775,000	1,770,641
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Housing Authority Revenue , Series B, Callable 02/01/28 at 100, 3.25%, 2/1/29(a)	$1,000,000	$ 1,004,876
Los Angeles Municipal Improvement Corp. Revenue, Series B, Refunding, Callable 11/01/26 at 100, 5.00%, 11/1/36	420,000	424,074
Los Angeles Unified School District GO, Series A, Callable 05/01/26 at 100, 4.00%, 7/1/40	3,000,000	2,936,197
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/31	270,000	267,429
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,193,097
Los Angeles Unified School District GO, Series B-1, Callable 01/01/28 at 100, 5.25%, 7/1/42	2,270,000	2,341,587
Los Banos Unified School District GO, Callable 08/01/33 at 100, 5.25%, 8/1/49	690,000	727,166
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	735,000	758,866
Marin Healthcare District GO, Callable 05/01/26 at 100, 4.00%, 8/1/40	1,000,000	988,165
Menlo Park City School District GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	1,410,000	1,513,385
Modesto Irrigation District Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/33	315,000	318,830

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Modesto Irrigation District Revenue, Series A, Callable 10/01/33 at 100, 5.25%, 10/1/48	$ 550,000	$ 589,339
Montebello Public Financing Authority Revenue, Series A, Callable 06/01/26 at 100, 5.00%, 6/1/46	1,175,000	1,175,971
Moraga Elementary School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/49	1,990,000	2,065,036
Mountain View-Whisman School District GO, Series B, Callable 09/01/26 at 100, 3.375%, 9/1/34	1,015,000	1,014,291
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	4,000,000	4,735,030
Norco Community Redevelopment Agency Successor Agency, OID, Refunding, Callable 05/01/26 at 100, 3.25%, 3/1/28, (BAM Insured)	620,000	620,022
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	764,794
Norwalk-La Mirada Unified School District GO, Series G, Callable 08/01/35 at 100, 5.00%, 8/1/44	75,000	81,708
Norwalk-La Mirada Unified School District GO, Series G, Callable 08/01/35 at 100, 5.00%, 8/1/45	75,000	80,997
Norwalk-La Mirada Unified School District GO, Series G, Callable 08/01/35 at 100, 5.00%, 8/1/46	100,000	107,108
Oakdale Joint Unified School District GO, Series A, OID, Callable 08/01/35 at 100, 4.75%, 8/1/54	25,000	24,780
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	$1,100,000	$ 1,109,243
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AG Insured)	330,000	255,880
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,025,695
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	187,104
Pasadena Area Community College District GO, Series A-1, Refunding, Callable 08/01/32 at 100, 5.00%, 8/1/48	205,000	213,794
Patterson Joint Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/37, (BAM Insured)	2,470,000	2,485,920
Perris Public Financing Authority, Series B, OID, Refunding, Callable 05/01/26 at 100, 3.75%, 10/1/31	1,620,000	1,620,387
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	331,548
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AG Insured)	100,000	100,976
Pittsburg Unified School District Financing Authority Revenue, Callable 09/01/28 at 100, 5.00%, 9/1/47, (AG Insured)	630,000	641,598
Pomona Revenue, Series BE, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47	585,000	590,086

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Poway Redevelopment Agency Successor Agency, Series A, Refunding, Callable 05/01/26 at 100, 5.00%, 6/15/28	$2,190,000	$ 2,194,451
Poway Unified School District Public Financing Authority, Series A, Refunding, Callable 09/01/32 at 100, 5.00%, 9/1/36	700,000	775,298
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/35	750,000	814,574
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/36	215,000	232,235
Rancho Cordova, 5.00%, 9/1/27	50,000	51,332
Rancho Cordova, 5.00%, 9/1/28	65,000	67,594
Rancho Cordova, 5.00%, 9/1/29	80,000	84,052
Rancho Cordova, 5.00%, 9/1/31	115,000	121,357
Rancho Cordova, 5.00%, 9/1/32	135,000	142,910
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/33	155,000	165,164
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/34	180,000	192,085
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/35	205,000	218,165
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/36	115,000	121,396
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/42, (BAM Insured)(c)	225,000	243,502
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/43, (BAM Insured)(c)	$ 200,000	$ 214,418
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/44, (BAM Insured)(c)	175,000	186,272
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/45, (BAM Insured)(c)	30,000	31,610
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/35	745,000	750,424
Regents of the University of California Medical Center Pooled Revenue, Series P, Callable 05/15/32 at 100, 5.00%, 5/15/47	2,050,000	2,144,771
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AG Insured)	3,370,000	3,586,558
Riverside Community College District, Callable 04/21/26 at 100, 5.00%, 6/1/37	210,000	210,225
Riverside Community College District, Callable 04/21/26 at 100, 5.00%, 6/1/38	255,000	255,245
Riverside Community College District, Callable 04/21/26 at 100, 5.00%, 6/1/39	325,000	325,292
Riverside Community College District, Callable 04/21/26 at 100, 5.25%, 6/1/43	1,670,000	1,671,297
Riverside Community College District, Callable 04/21/26 at 100, 5.25%, 6/1/49	2,000,000	2,001,023
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	505,726
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41, (BAM Insured)	1,090,000	1,094,971

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Electric Revenue, 7.455%, 10/1/30	$2,065,000	$ 2,200,628
Riverside Unified School District, OID, Callable 09/01/31 at 103, 5.00%, 9/1/45	415,000	422,232
Robla School District GO, Series A, Callable 08/01/27 at 100, 5.00%, 8/1/44, (AG Insured)	800,000	812,956
Roseville Joint Union High School District GO, Series C, Callable 02/01/27 at 100, 5.00%, 8/1/46	2,425,000	2,475,609
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	510,573
Sacramento City Unified School District GO, Series A, Callable 08/01/30 at 100, 5.50%, 8/1/52, (BAM Insured)	2,000,000	2,085,257
Sacramento County Airport System Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/41	500,000	501,852
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/36	2,170,000	2,256,153
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/48	5,565,000	5,684,267
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	680,000	699,760
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	3,175,000	3,241,721
San Diego Association of Governments South Bay Expressway Revenue, Series A, Senior Series, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,035,781
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Diego County, Callable 10/01/33 at 100, 5.00%, 10/1/48	$ 550,000	$ 575,895
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,608,668
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,216,489
San Diego Public Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/01/28 at 100, 5.00%, 8/1/43	3,220,000	3,328,516
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,048,771
San Diego Unified School District GO, Series K-2, OID, CAB, Callable 07/01/27 at 77, 0.00%, 7/1/34(d)	2,750,000	1,990,685
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,785,716
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Refunding, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,100,369
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	6,675,000	6,831,145

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series F, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/50	$2,025,000	$ 2,063,858
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/26 at 100, 5.00%, 11/1/35	115,000	115,297
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 05/01/26 at 100, 4.00%, 10/1/39	1,875,000	1,848,342
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 05/01/26 at 100, 4.00%, 10/1/40	500,000	488,136
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Refunding, Callable 05/01/26 at 100, 4.00%, 10/1/46	2,650,000	2,442,680
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	150,834
San Francisco City & County Redevelopment Agency Successor Agency, Series B, Callable 08/01/33 at 100, 5.00%, 8/1/48, (AG Insured)	1,940,000	2,036,452
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/33 at 100, 5.25%, 11/1/48	4,855,000	5,241,838
San Jose Revenue, Series C, Callable 04/01/35 at 100, 3.90%, 10/1/35, (FNMA COLL Insured)	2,975,000	2,999,259
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	$2,250,000	$ 2,319,419
San Mateo Union High School District GO, Series D, Callable 09/01/33 at 100, 5.00%, 9/1/43	975,000	1,063,338
Sanger Unified School District, Refunding, Callable 06/01/29 at 100, 5.00%, 6/1/45, (AG Insured)	1,900,000	1,956,294
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,150,000	1,109,268
Santa Clara Valley Water District Revenue, Series A, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/50	765,000	785,854
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,615
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	570,222
Santa Monica Community College District GO, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	800,000	825,147
Santa Monica Public Financing Authority Revenue, Callable 07/01/27 at 100, 5.00%, 7/1/42	3,690,000	3,757,115
Santa Monica-Malibu Unified School District GO, Series A, Callable 08/01/33 at 100, 5.00%, 8/1/50	2,175,000	2,277,122
Santa Rita Union Elementary School District Sch Facs Improvement Dist No 2022-1 GO, Series A, Callable 08/01/33 at 100, 5.00%, 8/1/48	1,050,000	1,110,636

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	$ 430,000	$ 449,241
Selma Unified School District GO, Series B, Callable 08/01/33 at 100, 5.00%, 8/1/49, (BAM Insured)	605,000	627,993
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 04/01/26 at 100, 3.00%, 4/1/26, (AG Insured)	10,000	10,000
South Tahoe Public Utility District Water Revenue, Callable 08/01/34 at 100, 5.00%, 8/1/54	50,000	51,310
Southern California Public Power Authority Revenue, Series A, 5.25%, 11/1/27	380,000	391,109
Southern California Water Replenishment District Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/48	250,000	255,559
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,133,722
Sweetwater Union High School District, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 9/1/29, (BAM Insured)	710,000	710,411
Sweetwater Union High School District GO, Refunding, Callable 05/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,465,463
Tobacco Securitization Authority of Southern California Revenue, Refunding, Callable 12/01/29 at 100, 5.00%, 6/1/35	250,000	265,243
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	535,922
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Tracy Community Facilities District, Callable 09/01/35 at 100, 5.00%, 9/1/54, (BAM Insured)	$ 200,000	$ 206,332
Turlock Irrigation District Revenue, Refunding, Callable 01/01/30 at 100, 5.00%, 1/1/41	195,000	204,819
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	800,000	825,772
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/48	1,985,000	2,027,754
University of California Revenue, Series CD, Callable 11/15/35 at 100, 5.50%, 5/15/40	750,000	873,703
University of California Revenue, Series CF, Refunding, Callable 05/15/36 at 100, 5.00%, 11/15/46	445,000	479,570
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,647,959
University of California Revenue, Series Q, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/46	3,835,000	4,006,166
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	785,000	789,769
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,132
Vista Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/48, (BAM Insured)	290,000	305,279

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Washington Township Health Care District GO, Series B, OID, Callable 04/21/26 at 100, 5.00%, 8/1/43	$ 30,000	$ 30,010
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	90,000	90,320
Washington Township Health Care District Revenue, Series A, Refunding, 5.00%, 7/1/28	350,000	363,790
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	795,000	833,416
West Sonoma County Union High School District GO, Series D, Callable 08/01/33 at 100, 5.00%, 8/1/45	700,000	752,089
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	356,824
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 77, 0.00%, 8/1/34(d)	900,000	649,613
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(d)	570,000	472,634
Whittier Union High School District GO, Series C, Callable 08/01/33 at 100, 5.00%, 8/1/43	635,000	687,499
William S Hart Union High School District GO, Series C, OID, Callable 05/01/26 at 100, 3.50%, 8/1/38	480,000	465,442
Windsor Joint Powers Financing Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/56, (AG Insured)	1,750,000	1,772,743
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	$ 20,000	$ 20,194
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,232
		376,839,289
Colorado — 0.6%
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	2,900,000	2,945,688
Connecticut — 0.5%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	666,920
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 05/01/26 at 100, 5.00%, 7/1/45	1,500,000	1,500,574
		2,167,494
Illinois — 0.2%
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	398,143
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 05/01/26 at 100, 4.00%, 2/1/32	380,000	380,256
		778,399
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 04/21/26 at 100, 5.00%, 2/15/32	150,000	150,383

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Maryland — 0.6%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	$3,070,000	$ 3,075,679
Minnesota — 0.2%
Minneapolis Revenue, Series A, Refunding, Callable 04/21/26 at 100, 5.00%, 11/15/26	100,000	100,083
Minnesota Municipal Gas Agency Revenue, Series A, Callable 06/01/35 at 100, 5.00%, 9/1/35	1,000,000	1,031,179
		1,131,262
Missouri — 0.8%
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,506,216
Monarch-Chesterfield Levee District, Refunding, Callable 05/01/26 at 100, 5.00%, 3/1/40	1,385,000	1,385,605
		3,891,821
New Hampshire — 0.2%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	992,652
New York — 0.6%
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	348,262
New York City Housing Development Corp. Revenue, Series 2A, Callable 04/21/26 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	350,000	350,133
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1, Callable 08/01/32 at 100, 5.00%, 8/1/45	$1,370,000	$ 1,420,328
New York GO, Series A-1, Callable 08/01/31 at 100, 5.00%, 8/1/47	980,000	1,008,683
		3,127,406
Ohio — 1.0%
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	3,575,000	3,589,103
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	1,100,000	1,102,995
		4,692,098
Oregon — 0.5%
Columbia County School District No 502 GO, OID, Callable 06/15/30 at 100, 5.00%, 6/15/45, (SCH BD GTY Insured)	1,000,000	1,032,939
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(d)	3,000,000	1,414,015
		2,446,954
Pennsylvania — 2.0%
Bellefonte Area School District GO, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/48, (ST AID WITHHLDG Insured)	2,125,000	2,186,315
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,600,000	1,614,967
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	630,000	629,828

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Pennsylvania Turnpike Commission Revenue, Series A, Callable 12/01/29 at 100, 5.00%, 12/1/44	$1,595,000	$ 1,648,035
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	2,615,000	2,625,473
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,151,715
		9,856,333
South Carolina — 1.1%
Orangeburg County Facilities Corp. Revenue, Refunding, Callable 12/01/27 at 100, 5.00%, 12/1/30	1,560,000	1,592,822
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,257,469
University of South Carolina Revenue, Series A, Callable 05/01/31 at 100, 5.00%, 5/1/46	2,380,000	2,480,014
		5,330,305
Texas — 1.4%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,505,642
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,868,484
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	513,708
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,911,745
		6,799,579
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — 0.9%
Bellevue GO, Refunding, Callable 04/21/26 at 100, 4.00%, 12/1/31	$2,315,000	$ 2,316,444
King County Sewer Revenue, Series A, Refunding, Callable 04/21/26 at 100, 4.00%, 7/1/40	2,000,000	1,945,963
		4,262,407
TOTAL MUNICIPAL BONDS (Cost $431,935,039)		428,487,749
	Par Value/ Shares
PREFERREDS — 7.0%
Consumer Discretionary — 0.2%
General Motors Financial Co., Inc., 5.75%, 9/30/27(e)	875,000	848,587
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,039,722
Financials — 6.6%
Air Lease Corp., 4.65%, 6/15/26(e)	1,000,000	998,162
Bank of America Corp., 6.625%, 5/1/30	2,950,000	3,022,721
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(e)	13,250	331,250
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,528,238
Citigroup, Inc., 7.625%, 11/15/28(e)	1,550,000	1,603,684
Citigroup, Inc., 6.75%, 2/15/30	2,800,000	2,800,458
Citigroup, Inc., 6.875%, 8/15/30(e)	1,525,000	1,536,425
Citigroup, Inc., 6.625%, 2/15/31	3,000,000	2,998,043
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,300,000	4,274,209
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,489,000
M&T Bank Corp., 6.35%, 12/15/30(e)	134,900	3,383,292
Morgan Stanley, 6.875%, 7/15/26(e)	41,519	1,040,051
State Street Corp., 5.35%, 6/15/26(e)	20,000	432,400
State Street Corp., 6.45%, 9/15/30	2,200,000	2,234,654
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,436,541
		32,109,128
TOTAL PREFERREDS (Cost $33,997,593)		33,997,437

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 1.4%
United States Treasury Notes,
3.625%, 5/15/26	$3,300,000	$3,299,392
1.125%, 10/31/26	3,850,000	3,791,504
U.S. TREASURY OBLIGATIONS (Cost $7,091,194)		7,090,896
CORPORATE BONDS — 0.3%
Health Care — 0.1%
Viatris, Inc., 3.85%, 6/22/40	500,000	380,239
Materials — 0.1%
Dow Chemical Co. (The), 9.40%, 5/15/39	500,000	634,063
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	426,829
TOTAL CORPORATE BONDS (Cost $1,465,754)		1,441,131
ASSET-BACKED SECURITIES — 0.2%
California Municipal Finance Authority, Ser 2026-1, Class A-2, 2026-1, A2, 4.05%, 7/20/41	750,000	690,867
California Municipal Finance Authority, Ser 2026-1, Class B, 2026-1, B, 10.015%, 12/20/43(a)	500,000	502,135
TOTAL ASSET-BACKED SECURITIES (Cost $1,232,184)		1,193,002
	Number of Shares
EXCHANGE TRADED FUNDS — 2.0%
State Street SPDR Portfolio High Yield Bond ETF	200,000	4,664,000
Pimco Senior Loan Active ETF	98,776	4,877,500
TOTAL EXCHANGE TRADED FUNDS (Cost $9,530,161)		9,541,500
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(f)	1,204,488	$ 1,204,488

TOTAL SHORT-TERM INVESTMENT (Cost $1,204,488)		1,204,488

TOTAL INVESTMENTS - 99.2% (Cost $486,456,413)		482,956,203
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		4,124,323
NET ASSETS - 100.0%		$487,080,526

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2026, these securities amounted to $149,011 or 0.03% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Zero coupon bond.
(e)	Non-voting shares.
(f)	Rate disclosed is the 7-day yield at March 31, 2026.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
CD	Certificate of Deposit
COLL	Collateral
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LP	Limited Partnership
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 84.1%
Alabama — 2.7%
Birmingham-Jefferson Civic Center Authority, Series B, Callable 07/01/28 at 100, 5.00%, 7/1/43	$1,250,000	$ 1,271,135
Black Belt Energy Gas District Revenue, Series D, 5.00%, 11/1/26	1,000,000	1,009,922
Black Belt Energy Gas District Revenue, Series D, Callable 08/01/34 at 100, 5.00%, 3/1/55(a)	2,150,000	2,277,596
Southeast Energy Authority A Cooperative District Revenue, Series A, Callable 07/01/28 at 101, 4.00%, 11/1/51(a)	1,665,000	1,694,727
Southeast Energy Authority A Cooperative District Revenue, Series A, Callable 11/01/34 at 100, 5.00%, 11/1/35	3,375,000	3,449,963
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 6/1/31	525,000	527,109
Southeast Energy Authority A Cooperative District Revenue, Series H, 5.00%, 11/1/32	1,070,000	1,129,934
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	507,716
		11,868,102
Arkansas — 0.2%
Marion Sales & Use Tax Revenue, Series B, OID, Callable 11/01/32 at 100, 5.00%, 11/1/50, (AG Insured)	1,000,000	1,008,506
California — 3.7%
California Community Choice Financing Authority Revenue, Series A, Callable 02/01/35 at 100, 5.00%, 1/1/56(a)	2,000,000	2,027,435
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	$2,000,000	$ 1,997,141
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,023,905
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 04/21/26 at 100, 4.00%, 10/1/40	255,000	248,948
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,004,110
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	1,490,000	1,499,936
Merced City School District GO, Callable 08/01/28 at 100, 5.00%, 8/1/48	1,870,000	1,897,827
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	1,400,000	1,657,261
Natomas Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/43, (AG Insured)	950,000	770,591
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,138,431
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	2,000,000	2,046,785

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Turlock Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/42	$1,000,000	$ 826,922
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	40,000	41,933
		16,181,225
Colorado — 3.9%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AG Insured)	700,000	704,794
City & County of Denver Airport System Revenue, Series B, Refunding, Callable 11/15/32 at 100, 5.00%, 11/15/47	750,000	776,991
Colorado Health Facilities Authority Revenue, Callable 05/15/28 at 100, 5.00%, 11/15/48	1,330,000	1,343,780
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 05/15/26 at 100, 5.00%, 11/15/41	1,255,000	1,256,674
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/44	1,390,000	1,459,713
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	880,000	894,566
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/33, (BAM Insured)	150,000	163,981
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/34, (BAM Insured)	170,000	185,227
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/35, (BAM Insured)	$ 100,000	$ 108,460
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/37, (BAM Insured)	225,000	242,034
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/40, (BAM Insured)	350,000	370,890
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.25%, 12/1/46, (BAM Insured)	600,000	623,716
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	512,956
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,500,000	3,555,141
Colorado State, Callable 12/15/32 at 100, 6.00%, 12/15/41	750,000	855,748
Denver City & County School District No 1 GO, Series A, Callable 06/01/32 at 100, 5.00%, 12/1/45, (ST AID WITHHLDG Insured)	735,000	777,127
El Paso County School District No 3 Widefield GO, Series B, Callable 12/01/34 at 100, 5.25%, 12/1/44, (ST AID WITHHLDG Insured)	325,000	353,642
Fort Collins Electric Utility Enterprise Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 12/1/35	950,000	986,381

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Fossil Ridge Metropolitan District No 3 GO, Callable 12/01/30 at 103, 5.00%, 12/1/45, (BAM Insured)	$ 300,000	$ 312,721
North Holly Metropolitan District GO, Refunding, Callable 12/01/30 at 100, 5.00%, 12/1/45, (BAM Insured)	275,000	278,830
Riverdale Ranch Metropolitan District GO, Refunding, Callable 03/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	266,479
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	317,150
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AG Insured)	520,000	555,954
Waterstone Metropolitan District No 1 GO, Series A, Senior Series, Refunding, Callable 06/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	262,253
		17,165,208
Connecticut — 0.6%
Connecticut Housing Finance Authority Revenue, Series D-1, 3.00%, 5/15/30	45,000	44,933
Connecticut Housing Finance Authority Revenue, Series D-1, 3.10%, 11/15/30	95,000	94,068
Connecticut Housing Finance Authority Revenue, Series D-1, 3.15%, 5/15/31	95,000	94,688
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 05/01/26 at 100, 5.00%, 7/1/45	2,460,000	2,460,942
		2,694,631
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Delaware — 0.1%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	$ 100,000	$ 100,285
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	306,407
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	80,463
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	180,888
		668,043
District of Columbia — 1.3%
District of Columbia GO, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/43	595,000	608,297
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	900,000	912,076
District of Columbia Revenue, Refunding, Callable 04/21/26 at 100, 5.00%, 7/15/40	1,000,000	1,000,570
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	685,000	705,970
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	500,000	511,867
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,050,000	2,080,890
		5,819,670

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — 4.0%
Central Florida Expressway Authority Revenue, Senior Series, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	$ 575,000	$ 583,283
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,028,175
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,502,086
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	445,000	445,158
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	199,889
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	234,742
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	405,000	405,747
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/21/26 at 100, 2.75%, 10/1/28	250,000	245,759
Miami County-Dade Revenue, Series A, Callable 04/01/32 at 100, 5.00%, 4/1/42	590,000	617,800
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,004,147
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/53	915,000	915,172
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	$4,425,000	$ 3,441,564
Miami-Dade County Water & Sewer System Revenue, Series B, Refunding, Callable 10/01/29 at 100, 5.00%, 10/1/44	955,000	988,331
Pasco County Revenue, Callable 03/01/33 at 100, 5.75%, 9/1/54, (AG Insured)	570,000	604,907
Putnam County Development Authority Revenue, Series B, Refunding, Callable 05/01/28 at 100, 5.00%, 3/15/42	1,355,000	1,375,765
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	3,000,000	3,152,554
Wildwood Utility Dependent District Revenue, Callable 10/01/31 at 100, 5.00%, 10/1/41, (BAM Insured)	795,000	838,949
		17,584,028
Georgia — 0.8%
Main Street Natural Gas, Inc. Revenue, Series B, Callable 09/01/35 at 100, 5.00%, 12/1/55(a)	3,400,000	3,572,088
Hawaii — 0.4%
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/40	2,000,000	1,952,945
Illinois — 5.5%
Chicago GO, Series A, 6.226%, 1/1/32	575,000	577,656
Chicago GO, Series B, 6.226%, 1/1/32	1,500,000	1,506,929

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago O'Hare International Airport Revenue, Series A, Senior Series, Callable 07/01/35 at 100, 5.25%, 1/1/56	$1,950,000	$ 2,017,540
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/29 at 100, 5.00%, 1/1/48	985,000	992,974
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,290,672
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.25%, 1/1/42	60,000	60,636
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	100,440
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	2,500,000	2,504,385
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/46	4,075,000	4,086,725
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AG Insured)	350,000	359,909
Illinois Finance Authority Revenue, Callable 10/01/33 at 100, 5.00%, 10/1/43	1,130,000	1,190,559
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	1,135,000	1,129,732
Illinois Finance Authority Revenue, Series A, Refunding, Callable 08/15/31 at 100, 5.00%, 8/15/35	1,190,000	1,278,442
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	$ 400,000	$ 403,464
Illinois State GO, OID, Callable 05/01/30 at 100, 5.50%, 5/1/39	480,000	505,975
Illinois State Toll Highway Authority Revenue, Series A, Callable 01/01/28 at 100, 5.00%, 1/1/42	990,000	1,011,472
Illinois State Toll Highway Authority Revenue, Series B, Callable 05/01/26 at 100, 5.00%, 1/1/40	1,500,000	1,499,888
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	601,778
Sales Tax Securitization Corp. Revenue, Series C, Refunding, Callable 01/01/29 at 100, 5.25%, 1/1/43	285,000	291,905
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	830,184
State of Illinois GO, OID, Callable 05/01/26 at 100, 3.75%, 1/1/34, (AG Insured)	1,075,000	1,074,779
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	884,266
		24,200,310
Indiana — 2.1%
Indiana Bond Bank Revenue, Series A-1, Refunding, Callable 08/15/33 at 100, 5.00%, 8/15/44	1,675,000	1,763,514
Indiana Finance Authority Revenue, Series A, Refunding, Callable 05/01/26 at 100, 5.00%, 2/1/31	305,000	305,395

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indiana Finance Authority Revenue, Series B, Callable 10/01/30 at 100, 5.25%, 10/1/47	$ 575,000	$ 601,347
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	501,663
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	1,000,000	1,020,295
Johnson County Redevelopment Authority Revenue, Callable 07/15/33 at 100, 5.00%, 7/15/44	950,000	991,200
Northern Indiana Commuter Transportation District Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/41	3,360,000	3,362,151
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	628,316
		9,173,881
Iowa — 0.7%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	228,603
Iowa Finance Authority Revenue, Series C, Refunding, Callable 04/21/26 at 100, 5.00%, 2/15/32	500,000	501,276
Iowa State Board of Regents Revenue, Refunding, Callable 09/01/29 at 100, 2.00%, 9/1/31	1,000,000	917,763
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,304,825
		2,952,467
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Kansas — 1.0%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AG Insured)	$ 380,000	$ 390,840
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AG Insured)	800,000	820,960
University of Kansas Hospital Authority Revenue, Refunding, Callable 04/21/26 at 100, 5.00%, 9/1/33	500,000	501,548
University of Kansas Hospital Authority Revenue, Refunding, Callable 04/21/26 at 100, 5.00%, 9/1/45	2,500,000	2,500,770
		4,214,118
Louisiana — 0.3%
New Orleans GO, Series A, Callable 12/01/33 at 100, 5.00%, 12/1/43	325,000	332,002
New Orleans GO, Series A, Callable 12/01/33 at 100, 5.00%, 12/1/48	820,000	821,496
		1,153,498
Maryland — 1.1%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	4,000,000	4,007,399
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	875,000	878,413
		4,885,812
Massachusetts — 1.8%
Commonwealth of Massachusetts GO, Callable 07/01/30 at 100, 5.00%, 7/1/48	800,000	820,550
Commonwealth of Massachusetts GO, Series C, Callable 05/01/29 at 100, 5.00%, 5/1/47	1,375,000	1,404,561

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, Senior Series, Refunding, Callable 07/01/34 at 100, 5.00%, 7/1/48	$ 815,000	$ 850,764
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/39	3,500,000	3,573,455
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,470,000	1,479,726
		8,129,056
Michigan — 2.2%
Detroit GO, Series A, Callable 04/01/31 at 100, 5.00%, 4/1/50	1,035,000	1,031,087
Grand Rapids Public Schools GO, Callable 05/01/29 at 100, 5.00%, 11/1/41, (AG Insured)	1,000,000	1,030,130
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/41	625,000	635,232
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	716,957
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	512,744
Livonia Public Schools GO, Refunding, 5.00%, 5/1/27, (AG Insured)	300,000	307,783
Livonia Public Schools GO, Refunding, 5.00%, 5/1/28, (AG Insured)	300,000	314,369
Livonia Public Schools GO, Refunding, 5.00%, 5/1/29, (AG Insured)	200,000	213,443
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Livonia Public Schools GO, Refunding, Callable 05/01/36 at 100, 5.00%, 5/1/45, (AG Insured)	$ 900,000	$ 962,903
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	2,000,000	2,014,587
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	103,449
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,003,930
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/32 at 100, 5.00%, 10/15/47	500,000	518,694
Warren Consolidated Schools GO, Callable 05/01/32 at 100, 5.00%, 5/1/42, (Q-SBLF Insured)	360,000	380,987
		9,746,295
Minnesota — 1.3%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	140,920
Minneapolis Revenue, Series A, Refunding, Callable 04/21/26 at 100, 5.00%, 11/15/26	100,000	100,083
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,543,376
Minnesota Municipal Gas Agency Revenue, Series A, Callable 06/01/35 at 100, 5.00%, 9/1/35	3,675,000	3,789,581
		5,573,960

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Mississippi — 0.7%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	$1,000,000	$ 1,003,418
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	834,314
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	350,000	355,295
State of Mississippi Gaming Tax Revenue, Series E, Callable 05/01/26 at 100, 5.00%, 10/15/34	915,000	916,271
		3,109,298
Missouri — 1.3%
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	40,363
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,506,215
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	911,711
Monarch-Chesterfield Levee District, Refunding, Callable 05/01/26 at 100, 5.00%, 3/1/40	1,100,000	1,100,481
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	454,099
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AG Insured)	555,000	530,429
		5,543,298
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Montana — 0.6%
Montana Facility Finance Authority Revenue, Series B, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	$2,735,000	$ 2,741,815
Nebraska — 2.6%
Central Plains Energy Project Revenue, Series 1, Callable 07/01/29 at 100, 5.00%, 5/1/53(a)	2,100,000	2,193,907
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,058,012
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/38	420,000	441,547
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/39	635,000	663,257
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/40	880,000	921,045
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/41	445,000	464,871
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/42	660,000	688,807
Nebraska Public Power District Revenue, Series D, Refunding, Callable 05/01/26 at 100, 5.00%, 1/1/46	2,470,000	2,470,640
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	720,713
York School District GO, Callable 12/23/29 at 100, 5.00%, 12/15/50	1,615,000	1,641,713
		11,264,512
Nevada — 1.4%
Clark County Department of Aviation Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/40	550,000	558,629

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nevada — (Continued)
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/28 at 100, 5.00%, 7/1/43	$ 240,000	$ 245,301
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/49	4,435,000	4,588,849
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	595,215
		5,987,994
New Hampshire — 0.4%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	992,653
New Hampshire Health and Education Facilities Authority Act Revenue, Refunding, Callable 04/06/26 at 100, 5.00%, 7/1/40	750,000	750,249
		1,742,902
New Jersey — 0.5%
Borough of South Plainfield, Series B, Refunding, 4.00%, 8/7/26	1,621,500	1,629,812
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AG Insured)	410,000	430,132
		2,059,944
New York — 10.7%
Berlin Central School District, Refunding, 4.00%, 8/21/26, (ST AID WITHHLDG Insured)	10,000	10,043
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/43	1,250,000	1,313,139
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/44	530,000	555,284
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	$4,840,000	$ 4,894,514
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,003,195
Metropolitan Transportation Authority Revenue, Series 1, OID, Refunding, Callable 05/15/30 at 100, 5.00%, 11/15/50	1,500,000	1,510,059
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/32	165,000	166,691
Montgomery County, Refunding, 3.75%, 7/31/26	2,190,000	2,198,166
New York City Housing Development Corp. Revenue, Series 2A, Callable 04/21/26 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	150,057
New York City Municipal Water Finance Authority Revenue, Series AA-1, Callable 06/15/31 at 100, 5.00%, 6/15/48	555,000	568,832
New York City Municipal Water Finance Authority Revenue, Series AA-3, Refunding, Callable 12/15/32 at 100, 5.00%, 6/15/47	1,050,000	1,094,049
New York City Municipal Water Finance Authority Revenue, Series EE, Refunding, Callable 06/15/27 at 100, 5.00%, 6/15/38	385,000	393,761
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1, Callable 08/01/32 at 100, 5.00%, 8/1/45	1,000,000	1,036,736

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, Callable 11/01/33 at 100, 5.25%, 5/1/48	$4,085,000	$ 4,276,195
New York Convention Center Development Corp. Revenue, Refunding, Callable 05/01/26 at 100, 5.00%, 11/15/40	2,500,000	2,501,358
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	101,026
New York GO, Series A-1, Callable 08/01/31 at 100, 5.00%, 8/1/47	2,840,000	2,923,122
New York GO, Series A-1, Callable 09/01/32 at 100, 5.00%, 9/1/38	430,000	461,975
New York GO, Series B, Callable 10/01/32 at 100, 5.25%, 10/1/39	700,000	760,135
New York GO, Series B-1, Callable 10/01/32 at 100, 5.25%, 10/1/41	285,000	307,032
New York GO, Series B-1, Callable 10/01/32 at 100, 5.25%, 10/1/47	2,910,000	3,030,586
New York GO, Series E-1, Callable 04/01/33 at 100, 5.25%, 4/1/47	1,520,000	1,585,264
New York State Dormitory Authority Revenue, OID, Callable 07/01/35 at 100, 5.00%, 7/1/45	3,000,000	3,020,576
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AG Insured)	2,000,000	2,153,956
New York State Dormitory Authority Revenue, Series A, Refunding, Callable 03/15/32 at 100, 5.00%, 3/15/46	2,140,000	2,218,838
New York State Dormitory Authority Revenue, Series C, Refunding, Callable 03/15/28 at 100, 5.00%, 3/15/41	1,600,000	1,647,150
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York State Housing Finance Agency Revenue, Series D-1, Callable 11/01/30 at 100, 4.70%, 11/1/45, (SONYMA Insured)	$2,000,000	$ 2,003,779
Orange County GO, Series A, Callable 05/01/26 at 100, 2.00%, 6/15/26	15,000	14,966
Port Authority of New York & New Jersey Revenue, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/48	1,000,000	1,022,472
Town of Ossining, Refunding, 3.75%, 7/30/26	1,749,344	1,754,157
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/42	1,625,000	1,650,123
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/47	600,000	605,636
		46,932,872
North Dakota — 0.2%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	730,000	722,560
Ohio — 2.9%
Cleveland-Cuyahoga County Port Authority Revenue, Callable 11/15/32 at 100, 5.00%, 11/15/54	820,000	818,189
EHOVE Joint Vocational School District GO, Callable 12/01/30 at 100, 5.00%, 12/1/43	735,000	764,046
EHOVE Joint Vocational School District GO, Callable 12/01/30 at 100, 5.00%, 12/1/45	500,000	513,715
Greene County GO, Refunding, Callable 05/01/26 at 100, 1.25%, 12/1/31	1,245,000	1,060,109

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Oak Hills Local School District GO, Refunding, Callable 11/01/33 at 100, 5.125%, 11/1/49, (SD CRED PROG Insured)	$ 645,000	$ 669,434
Ohio Higher Educational Facility Commission Revenue, Refunding, 5.00%, 5/1/34	735,000	784,774
Ohio Higher Educational Facility Commission Revenue, Refunding, Callable 05/01/30 at 100, 5.00%, 5/1/31	515,000	539,518
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,768,738
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	900,000	902,450
Whitehall City School District GO, Refunding, Callable 05/01/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	665,119
Whitehall City School District GO, Series A, Refunding, Callable 05/01/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	705,126
Whitehall City School District GO, Series B, Refunding, Callable 05/01/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	590,106
		12,781,324
Oklahoma — 0.2%
Lawton Industrial Development Authority Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/40	500,000	532,809
Oklahoma Water Resources Board Revenue, Series C, Callable 10/01/32 at 100, 5.00%, 10/1/40	285,000	307,591
		840,400
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — 1.2%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	$ 500,000	$ 530,171
Columbia County School District No 502 GO, OID, Callable 06/15/30 at 100, 5.00%, 6/15/45, (SCH BD GTY Insured)	1,000,000	1,032,939
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/41, (SCH BD GTY Insured)	200,000	217,391
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/42, (SCH BD GTY Insured)	200,000	216,568
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,171,275
Warm Springs Reservation Confederated Tribe Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 11/1/39(c)	800,000	828,009
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,423,700
		5,420,053
Pennsylvania — 7.0%
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/38, (BAM Insured)	150,000	160,631
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/39, (BAM Insured)	225,000	240,038
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/40, (BAM Insured)	135,000	143,548

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	$ 840,000	$ 858,948
Allentown GO, Series A, OID, Callable 05/01/26 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,001
Altoona Area School District GO, Refunding, Callable 12/01/32 at 100, 5.00%, 12/1/39, (BAM Insured)	1,365,000	1,452,735
Carlynton School District GO, Callable 11/15/33 at 100, 5.00%, 11/15/36, (BAM Insured)	50,000	54,544
Carlynton School District GO, Callable 11/15/33 at 100, 5.00%, 11/15/37, (BAM Insured)	40,000	43,326
Carlynton School District GO, Callable 11/15/33 at 100, 5.00%, 11/15/38, (BAM Insured)	75,000	80,753
Carlynton School District GO, Callable 11/15/33 at 100, 5.00%, 11/15/39, (BAM Insured)	100,000	106,427
Carlynton School District GO, Callable 11/15/33 at 100, 5.00%, 11/15/40, (BAM Insured)	150,000	159,653
Carlynton School District GO, Callable 11/15/33 at 100, 5.00%, 11/15/41, (BAM Insured)	200,000	212,096
Chichester School District GO, Series A, Callable 03/15/30 at 100, 5.00%, 9/15/35, (BAM Insured)	2,435,000	2,575,082
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	1,535,000	1,563,618
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	850,000	823,745
Eastern Lebanon County School District GO, Refunding, Callable 11/15/30 at 100, 5.00%, 5/15/45, (BAM Insured)	475,000	493,046
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Erie Sewer Authority Revenue, Callable 12/01/33 at 100, 5.00%, 12/1/43, (BAM Insured)	$1,400,000	$ 1,460,825
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/42, (ST AID WITHHLDG Insured)	235,000	248,111
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/43, (ST AID WITHHLDG Insured)	250,000	262,878
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/44, (ST AID WITHHLDG Insured)	250,000	261,452
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/45, (ST AID WITHHLDG Insured)	200,000	207,672
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AG ST AID WITHHLDG Insured)	230,000	248,800
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AG ST AID WITHHLDG Insured)	255,000	274,065
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AG ST AID WITHHLDG Insured)	100,000	106,953
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	750,000	770,966
Lancaster County Hospital Authority Revenue, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,050,000	2,056,572
Moon Area School District GO, Series B, Callable 11/15/33 at 100, 5.00%, 5/15/45, (ST AID WITHHLDG Insured)	250,000	257,839

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	$1,275,000	$ 1,286,927
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AG Insured)	1,000,000	1,061,998
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	522,146
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	500,000	499,863
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Callable 12/01/28 at 100, 5.25%, 12/1/44	500,000	516,475
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	500,000	502,002
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	101,773
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AG Insured)	1,665,000	1,732,000
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,000,000	2,038,434
Radnor Township School District GO, Callable 02/15/31 at 100, 5.00%, 8/15/48, (ST AID WITHHLDG Insured)	375,000	383,499
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Radnor Township School District GO, Callable 02/15/31 at 100, 5.00%, 8/15/50, (ST AID WITHHLDG Insured)	$ 570,000	$ 580,728
Scranton School District GO, Series A, Refunding, Callable 12/01/33 at 100, 5.00%, 6/1/37, (ST AID WITHHLDG Insured)	500,000	534,996
Susquehanna Township School District GO, Callable 11/15/32 at 100, 5.00%, 5/15/39, (ST AID WITHHLDG Insured)	850,000	906,248
Susquehanna Township School District GO, Callable 11/15/32 at 100, 5.00%, 5/15/40, (ST AID WITHHLDG Insured)	700,000	742,485
Township of Lower Paxton GO, Callable 10/01/30 at 100, 5.00%, 4/1/51	1,000,000	1,011,205
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	1,000,000	1,017,302
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/45, (AG Insured)	1,135,000	1,198,371
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/49, (AG Insured)	350,000	360,434
Wilson School District GO, Series D, Refunding, Callable 05/15/33 at 100, 5.00%, 5/15/44, (ST AID WITHHLDG Insured)	500,000	527,671
		30,653,881
South Carolina — 1.1%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,257,469

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	$ 325,000	$ 326,329
South Carolina Public Service Authority Revenue, Series A, Unrefunded portion, Callable 06/01/26 at 100, 5.00%, 12/1/34	675,000	676,940
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 05/01/26 at 100, 2.00%, 10/1/26	355,000	353,071
University of South Carolina Revenue, Series A, Callable 05/01/31 at 100, 5.00%, 5/1/46	2,000,000	2,084,045
		4,697,854
Tennessee — 3.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	491,744
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/40	910,000	912,136
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	3,100,000	3,218,966
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,114,978
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Revenue, Series B, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/46	$3,215,000	$ 3,243,609
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	4,145,000	4,279,169
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,008,421
Putnam County GO, OID, Refunding, Callable 04/01/26 at 100, 2.00%, 4/1/26	100,000	100,000
Shelby County Health Educational & Housing Facilities Board Revenue, Series B, Refunding, 5.00%, 9/1/44(a)	500,000	531,426
		14,900,449
Texas — 10.2%
Audubon Municipal Utility District No 1 GO, Callable 09/01/30 at 100, 5.00%, 9/1/42, (BAM Insured)	505,000	518,960
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,102,010
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,025,510
Chambers County Improvement District No 2 GO, OID, Callable 12/01/26 at 100, 2.125%, 12/1/31	500,000	444,097
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,261,066
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.50%, 6/1/55	955,000	997,736

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Clifton Higher Education Finance Corp. Revenue, Series T, Callable 08/15/32 at 100, 4.00%, 8/15/33, (PSF-GTD Insured)	$1,405,000	$ 1,451,767
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AG Insured)	600,000	601,465
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	101,285
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,007,523
Floresville Electric Light & Power System Revenue, Callable 08/15/28 at 100, 5.00%, 8/15/43	1,840,000	1,865,975
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 05/01/26 at 100, 3.50%, 9/1/34, (AG Insured)	530,000	512,209
Fountainhead Municipal Utility District GO, Callable 05/01/26 at 100, 2.00%, 8/1/26, (NATL Insured)	175,000	174,093
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AG Insured)	100,000	89,185
Harris County Revenue, Series A, Senior Series, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/47	3,000,000	3,006,700
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,500,000	2,547,499
Houston Hotel Occupancy Tax & Special Revenue, Series C, Refunding, Callable 09/01/36 at 100, 5.00%, 9/1/43, (AG Insured)(d)	2,750,000	2,965,535
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Kaufman County Municipal Utility District No 14 GO, Callable 05/01/26 at 100, 2.00%, 3/1/27, (BAM Insured)	$ 40,000	$ 39,411
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	103,841
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	254,115
Medina Valley Independent School District GO, Callable 02/15/33 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	780,000	824,675
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/43	500,000	512,363
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	5,000,000	5,044,506
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 05/01/26 at 100, 3.00%, 2/15/27	25,000	25,003
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	2,002,099
San Jacinto Community College District GO, Series A, Callable 02/15/29 at 100, 5.00%, 2/15/49	3,000,000	3,057,197
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	1,000,149
Shallowater GO, Callable 08/15/35 at 100, 4.00%, 8/15/37, (BAM Insured)	155,000	157,791

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Shallowater GO, Callable 08/15/35 at 100, 4.00%, 8/15/39, (BAM Insured)	$ 175,000	$ 175,745
Shallowater GO, Callable 08/15/35 at 100, 4.00%, 8/15/41, (BAM Insured)	295,000	294,988
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AG Insured)	205,000	208,865
Sulphur Springs Independent School District GO, Callable 02/15/33 at 100, 5.00%, 2/15/42, (PSF-GTD Insured)	560,000	594,514
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	513,708
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/29	4,750,000	4,985,799
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/32	550,000	588,905
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,911,745
		44,968,034
Utah — 1.2%
Intermountain Power Agency Revenue, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/38	330,000	355,054
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Utah — (Continued)
Jordan Valley Water Conservancy District Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/49	$1,000,000	$ 1,012,647
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,057,454
		5,425,155
Vermont — 0.1%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	477,456
Washington — 2.5%
Bellevue GO, Refunding, Callable 04/21/26 at 100, 4.00%, 12/1/31	2,500,000	2,501,560
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	700,000	714,471
King County Sewer Revenue, Series A, Refunding, Callable 04/21/26 at 100, 4.00%, 7/1/40	3,000,000	2,918,944
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,405,000	1,481,225
Spokane Public Facilities District Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/41	1,100,000	1,105,019
Tacoma Electric System Revenue, Series A, Refunding, Callable 04/21/26 at 100, 4.00%, 1/1/42	1,000,000	965,865
Washington State GO, Series A, Callable 08/01/31 at 100, 5.00%, 8/1/43	340,000	358,094

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Washington State GO, Series C, Callable 02/01/32 at 100, 5.00%, 2/1/44	$ 505,000	$ 530,118
Washington State GO, Series C, Callable 02/01/32 at 100, 5.00%, 2/1/45	620,000	647,726
		11,223,022
West Virginia — 0.3%
Ohio County Special District Excise Tax Revenue, Series A, Refunding, Callable 06/01/35 at 100, 5.50%, 6/1/54, (AG Insured)	1,195,000	1,244,057
Wisconsin — 1.0%
Mauston School District GO, Refunding, Callable 03/01/28 at 100, 1.70%, 3/1/35, (AG Insured)	505,000	399,539
Milwaukee Sewerage System Revenue, Series S-5, Refunding, Callable 05/01/26 at 100, 4.00%, 6/1/29	330,000	330,204
Public Finance Authority Revenue, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/38	35,000	36,324
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	657,140
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,015,000	2,023,594
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 3.625%, 11/1/29	735,000	734,913
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	265,335
		4,447,049
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wyoming — 0.9%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	$1,300,000	$ 1,298,734
Wyoming Community Development Authority Revenue, Series 3, Callable 12/01/33 at 100, 6.25%, 12/1/55	2,500,000	2,775,590
		4,074,324
TOTAL MUNICIPAL BONDS (Cost $371,804,107)		369,802,096
	Par Value/ Shares
PREFERREDS — 9.0%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27(e)	1,175,000	1,139,532
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,039,722
Financials — 8.5%
Air Lease Corp., 4.65%, 6/15/26(e)	1,350,000	1,347,519
Bank of America Corp., 6.625%, 5/1/30	2,600,000	2,664,093
Bank of New York Mellon Corp. (The), 7.166%, 6/20/26(e)	1,410,000	1,421,205
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	700,000	697,578
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(e)	13,250	331,250
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,528,237
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30(e)	1,000,000	1,001,064
Citigroup, Inc., 7.625%, 11/15/28(e)	1,750,000	1,810,611
Citigroup, Inc., 6.75%, 2/15/30	1,900,000	1,900,311
Citigroup, Inc., 6.875%, 8/15/30(e)	1,400,000	1,410,489
Citigroup, Inc., 6.625%, 2/15/31	3,000,000	2,998,043
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,299,059
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,489,000
M&T Bank Corp., 6.35%, 12/15/30(e)	122,000	3,059,760
Morgan Stanley, 6.875%, 7/15/26(e)	64,395	1,613,095
Northern Trust Corp., 4.60%, 10/1/26(e)	2,620,000	2,602,105

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
State Street Corp., 5.35%, 6/15/26(e)	$ 25,000	$ 540,500
State Street Corp., 6.45%, 9/15/30	2,100,000	2,133,079
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,436,541
		37,283,539
TOTAL PREFERREDS (Cost $38,883,725)		39,462,793
	Par Value
U.S. TREASURY OBLIGATIONS — 2.2%
United States Treasury Notes,
1.50%, 8/15/26	1,000,000	991,560
1.125%, 10/31/26	8,905,000	8,769,698
U.S. TREASURY OBLIGATIONS (Cost $9,761,668)		9,761,258
ASSET-BACKED SECURITIES — 1.3%
Fannie Mae Pool, 6.00%, 5/1/53	960,544	990,296
Freddie Mac Pool, 7.00%, 7/1/54	1,188,817	1,259,334
Ginnie Mae II Pool, 6.50%, 7/20/54	2,616,106	2,723,075
Ginnie Mae II Pool, 6.00%, 2/20/55	886,373	902,762
TOTAL ASSET-BACKED SECURITIES (Cost $5,789,755)		5,875,467
CORPORATE BONDS — 0.6%
Financials — 0.1%
Western Alliance Bancorp, 3.00%, 6/15/31	500,000	480,365
Health Care — 0.1%
Viatris, Inc., 3.85%, 6/22/40	500,000	380,239
Materials — 0.3%
Dow Chemical Co. (The), 9.40%, 5/15/39	500,000	634,063
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	830,191
		1,464,254
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	426,829
TOTAL CORPORATE BONDS (Cost $2,819,877)		2,751,687
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 2.2%
State Street SPDR Portfolio High Yield Bond ETF	215,000	$ 5,013,800
Pimco Senior Loan Active ETF	89,086	4,399,013
TOTAL EXCHANGE TRADED FUNDS (Cost $9,385,508)		9,412,813
SHORT-TERM INVESTMENT — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(f)	3,028,279	3,028,279

TOTAL SHORT-TERM INVESTMENT (Cost $3,028,279)		3,028,279

TOTAL INVESTMENTS - 100.1% (Cost $441,472,919)		440,094,393
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(313,965)
NET ASSETS - 100.0%		$439,780,428

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Zero coupon bond.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2026, these securities amounted to $828,009 or 0.19% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Non-voting shares.
(f)	Rate disclosed is the 7-day yield at March 31, 2026.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Assets and Liabilities
March 31, 2026
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Assets
Investments, at value	$562,506,728	$482,956,203	$440,094,393
Cash and cash equivalents	973,949	—	—
Receivables:
Dividends and interest	4,807,968	6,328,386	5,404,766
Capital shares sold	40,219	518,030	2,085,438
Prepaid expenses and other assets	43,500	7,465	42,362
Total Assets	568,372,364	489,810,084	447,626,959
Liabilities
Payables:
Capital shares redeemed	2,580,000	1,407,414	4,669,403
Investments purchased	973,949	1,103,892	2,977,398
Investment adviser	199,303	166,370	145,557
Administration and accounting fees	22,833	32,036	31,534
Distributions to shareholders	—	23	196
Accrued expenses	25,281	19,823	22,443
Total Liabilities	3,801,366	2,729,558	7,846,531
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$564,570,998	$487,080,526	$439,780,428
Net Assets Consisted of:
Capital stock, $0.01 par value	$565,753	$486,972	$437,084
Paid-in capital	560,115,034	490,623,421	440,443,496
Total distributable earnings/(loss)	3,890,211	(4,029,867)	(1,100,152)
Net Assets	$564,570,998	$487,080,526	$439,780,428
Institutional Class:
Net assets	$564,570,998	$487,080,526	$439,780,428
Shares outstanding	56,575,281	48,697,210	43,708,427
Net asset value, offering and redemption price per share	$9.98	$10.00	$10.06
Investments, at cost	$558,261,874	$486,456,413	$441,472,919
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Operations
For the Six Months Ended March 31, 2026
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Investment income
Interest	$12,060,254	$9,307,867	$8,786,615
Dividends	1,081,055	637,799	683,620
Total investment income	13,141,309	9,945,666	9,470,235
Expenses
Advisory fees(Note 2)	1,063,799	941,496	871,132
Administration and accounting fees(Note 2)	45,564	52,505	51,001
Trustees’ and officers’ fees(Note 2)	39,583	33,708	30,937
Transfer agent fees(Note 2)	24,783	44,328	28,966
Legal fees	23,282	19,946	18,436
Custodian fees(Note 2)	18,121	15,876	14,638
Audit fees	14,128	14,128	14,128
Registration and filing fees	10,596	789	10,596
Printing fees	9,344	8,159	8,078
Other expenses	16,396	14,752	14,438
Total expenses before recoupments, waivers and/or reimbursements	1,265,596	1,145,687	1,062,350
Less: recoupments, waivers and/or reimbursements(Note 2)	64,153	31,183	26,565
Net expenses after recoupments, waivers and/or reimbursements	1,329,749	1,176,870	1,088,915
Net investment income	11,811,560	8,768,796	8,381,320
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(34,565)	306,161	492,490
Net change in unrealized depreciation on investments	(7,812,730)	(3,119,242)	(2,725,856)
Net realized and unrealized loss on investments	(7,847,295)	(2,813,081)	(2,233,366)
Net increase in net assets resulting from operations	$3,964,265	$5,955,715	$6,147,954
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets
	Ambrus Core Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$11,811,560	$20,050,890
Net realized gains/(losses) from investments	(34,565)	649,761
Net change in unrealized appreciation/(depreciation) on investments	(7,812,730)	2,056,510
Net increase in net assets resulting from operations	3,964,265	22,757,161
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(11,811,980)	(20,050,788)
Net decrease in net assets from dividends and distributions to shareholders	(11,811,980)	(20,050,788)
Increase in net assets derived from capital share transactions (Note 4)	77,707,265	141,225,567
Total increase in net assets	69,859,550	143,931,940
Net assets
Beginning of year/period	494,711,448	350,779,508
End of year/period	$564,570,998	$494,711,448
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Continued)
	Ambrus Tax-Conscious California Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$8,768,796	$13,298,347
Net realized gains/(losses) from investments	306,161	(530,082)
Net change in unrealized depreciation on investments	(3,119,242)	(4,222,485)
Net increase in net assets resulting from operations	5,955,715	8,545,780
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(8,769,449)	(13,298,652)
Net decrease in net assets from dividends and distributions to shareholders	(8,769,449)	(13,298,652)
Increase in net assets derived from capital share transactions (Note 4)	58,306,576	140,451,189
Total increase in net assets	55,492,842	135,698,317
Net assets
Beginning of year/period	431,587,684	295,889,367
End of year/period	$487,080,526	$431,587,684
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Concluded)
	Ambrus Tax-Conscious National Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$8,381,320	$13,022,311
Net realized gains from investments	492,490	411,345
Net change in unrealized depreciation on investments	(2,725,856)	(3,065,740)
Net increase in net assets resulting from operations	6,147,954	10,367,916
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(8,382,469)	(13,021,982)
Net decrease in net assets from dividends and distributions to shareholders	(8,382,469)	(13,021,982)
Increase in net assets derived from capital share transactions (Note 4)	37,969,199	109,445,013
Total increase in net assets	35,734,684	106,790,947
Net assets
Beginning of year/period	404,045,744	297,254,797
End of year/period	$439,780,428	$404,045,744
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS CORE BOND FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period from September 6, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of year/period	$10.12	$10.12	$9.62	$9.74	$10.00
Net investment income(1)	0.22	0.46	0.46	0.45	0.02
Net realized and unrealized gain/(loss) on investments	(0.14)	—	0.50	(0.13)	(0.26)
Total from investment operations	0.08	0.46	0.96	0.32	(0.24)
Dividends and distributions to shareholders from:
Net investment income	(0.22)	(0.46)	(0.46)	(0.44)	(0.02)
Net asset value, end of year/period	$9.98	$10.12	$10.12	$9.62	$9.74
Total investment return(2)	0.82%	4.71%	10.20%	3.29%	(2.38)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$564,571	$494,711	$350,780	$159,932	$4,880
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%(3)	0.50%	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.48%(3)	0.48%	0.52%	0.70%	10.81%(3)
Ratio of net investment income to average net assets	4.44%(3)	4.63%	4.64%	4.63%	3.31%(3)
Portfolio turnover rate	31%(5)	71%	32%	107%	1%(5)

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$10.06	$10.24	$9.84	$10.00
Net investment income(1)	0.19	0.37	0.37	0.36
Net realized and unrealized gain/(loss) on investments	(0.06)	(0.18)	0.41	(0.17)
Total from investment operations	0.13	0.19	0.78	0.19
Dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.37)	(0.38)	(0.35)
Net asset value, end of year/period	$10.00	$10.06	$10.24	$9.84
Total investment return(2)	1.27%	1.88%	8.00%	1.90%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$487,081	$431,588	$295,889	$135,419
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%(3)	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.49%(3)	0.50%	0.54%	0.69%(3)
Ratio of net investment income to average net assets	3.73%(3)	3.66%	3.72%	3.58%(3)
Portfolio turnover rate	11%(5)	26%	39%	28%(5)

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$10.11	$10.23	$9.81	$10.00
Net investment income(1)	0.19	0.39	0.39	0.38
Net realized and unrealized gain/(loss) on investments	(0.05)	(0.12)	0.43	(0.20)
Total from investment operations	0.14	0.27	0.82	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.39)	(0.40)	(0.37)
Net asset value, end of year/period	$10.06	$10.11	$10.23	$9.81
Total investment return(2)	1.43%	2.70%	8.45%	1.80%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$439,780	$404,046	$297,255	$180,728
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%(3)	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.49%(3)	0.50%	0.54%	0.65%(3)
Ratio of net investment income to average net assets	3.85%(3)	3.86%	3.92%	3.77%(3)
Portfolio turnover rate	18%(5)	26%	36%	32%(5)

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Notes to Financial Statements
March 31, 2026
(Unaudited)
1. Organization and Significant Accounting Policies
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 6, 2022, October 3, 2022 and October 3, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Funds. As of March 31, 2026, Investor Class shares have not been issued on the Funds.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – Each Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of March 31, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 03/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$247,767,459	$—	$247,767,459	$—
U.S. Treasury Obligations	198,923,147	—	198,923,147	—
Preferreds
Financials	40,972,409	7,856,031	33,116,378	—
Energy	2,079,444	—	2,079,444	—
Consumer Discretionary	1,988,120	—	1,988,120	—
Asset-Backed Securities	35,559,603	—	35,559,603	—
Municipal Bonds	6,294,791	—	6,294,791	—
Exchange Traded Funds	28,722,885	28,722,885	—	—
Short-Term Investment	198,870	198,870	—	—
Total Assets	$562,506,728	$36,777,786	$525,728,942	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$428,487,749	$—	$428,487,749	$—
Preferreds
Financials	32,109,128	8,675,993	23,433,135	—
Consumer Discretionary	848,587	—	848,587	—
Energy	1,039,722	—	1,039,722	—
U.S. Treasury Obligations	7,090,896	—	7,090,896	—

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Funds	Total Value at 03/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$1,441,131	$—	$1,441,131	$—
Asset-Backed Securities	1,193,002	—	1,193,002	—
Exchange Traded Funds	9,541,500	9,541,500	—	—
Short-Term Investment	1,204,488	1,204,488	—	—
Total Assets	$482,956,203	$19,421,981	$463,534,222	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$369,802,096	$—	$369,802,096	$—
Preferreds
Financials	37,283,539	9,033,605	28,249,934	—
Consumer Discretionary	1,139,532	—	1,139,532	—
Energy	1,039,722	—	1,039,722	—
U.S. Treasury Obligations	9,761,258	—	9,761,258	—
Asset-Backed Securities	5,875,467	—	5,875,467	—
Corporate Bonds	2,751,687	—	2,751,687	—
Exchange Traded Funds	9,412,813	9,412,813	—	—
Short-Term Investment	3,028,279	3,028,279	—	—
Total Assets	$440,094,393	$21,474,697	$418,619,696	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended March 31, 2026, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents —Cash and cash equivalents, if any, include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These book to tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of each Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Concentration of Credit Risk — The Ambrus Tax-Conscious California Bond Fund primarily invests in debt obligations issued by the state of California and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of California municipal securities than is a municipal bond fund that is not concentrated in these issuers.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management has reviewed the impact of ASU 2023-09 and concludes there is no material impact on the Funds' financial statements.
2. Transactions with Related Parties and Other Service Providers
Whittier Advisors, LLC (“Whittier” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
Ambrus Core Bond Fund	0.40%
Ambrus Tax-Conscious California Bond Fund	0.40%
Ambrus Tax-Conscious National Bond Fund	0.40%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds' total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) through January 31, 2027. The Expense Limitation will remain in place until January 31, 2027, unless the Board of Trustees approves their earlier termination.
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation amount.
During the six month period ended March 31, 2026, the Adviser recovered fees previously waived and reimbursed in prior fiscal years in the amount of $64,153, $31,183 and $26,565, for the Ambrus Core Bond Fund, the Ambrus Tax-Conscious California Bond Fund and the Ambrus Tax-Conscious National Bond Fund, respectively.
For the six months ended March 31, 2026, the amount of advisory fees earned and recouped, waived and/or reimbursed was as follows:
	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee
Ambrus Core Bond Fund	$1,063,799	$64,153	$1,127,952
Ambrus Tax-Conscious California Bond Fund	941,496	31,183	972,679
Ambrus Tax-Conscious National Bond Fund	871,132	26,565	897,697

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
As of March 31, 2026, the amount of potential recovery was as follows:
	Expiration
	09/30/2026	09/30/2027	09/30/2028	Total
Ambrus Core Bond Fund	$22,400	$52,933	$—	$75,333
Ambrus Tax-Conscious California Bond Fund	65,200	90,206	3,104	158,510
Ambrus Tax-Conscious National Bond Fund	76,926	89,232	1,178	167,336
The Funds have not recorded a commitment or contingent liability at March 31, 2026.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended March 31, 2026, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
Ambrus Core Bond Fund	$127,990,717	$121,829,137	$75,892,597	$25,081,440
Ambrus Tax-Conscious California Bond Fund	—	9,000,735	113,770,293	41,819,765
Ambrus Tax-Conscious National Bond Fund	1,203,328	2,228,974	113,101,761	72,376,286

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
4. Capital Share Transactions
For the six months ended March 31, 2026 and the year ended September 30, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Ambrus Core Bond Fund:
Institutional Class
Sales	10,478,449	$105,854,302	19,587,567	$195,058,561
Reinvestments	1,170,333	11,811,980	2,006,639	20,050,788
Redemptions	(3,955,843)	(39,959,017)	(7,390,043)	(73,883,782)
Net increase	7,692,939	$77,707,265	14,204,163	$141,225,567

Ambrus Tax-Conscious California Bond Fund:
Institutional Class
Sales	10,104,947	$101,957,333	21,253,677	$212,821,759
Reinvestments	869,401	8,769,449	1,328,030	13,298,629
Redemptions	(5,196,429)	(52,420,206)	(8,550,334)	(85,669,199)
Net increase	5,777,919	$58,306,576	14,031,373	$140,451,189

Ambrus Tax-Conscious National Bond Fund:
Institutional Class
Sales	9,690,102	$98,198,716	15,803,285	$158,823,874
Reinvestments	826,620	8,382,469	1,294,459	13,021,786
Redemptions	(6,763,561)	(68,611,986)	(6,206,856)	(62,400,647)
Net increase	3,753,161	$37,969,199	10,890,888	$109,445,013

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended September 30, 2025, the tax character of distributions paid by the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund were $11,915,440, $3,100,524 and $3,652,011 of ordinary income dividends and $0, $4,897,691 and $5,792,351 of tax-exempt income, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

AMBRUS FUNDS
Notes to Financial Statements (Concluded)
March 31, 2026
(Unaudited)
As of September 30, 2025, the components of distributable earnings  on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Tax Exempt	Unrealized Appreciation/ (Depreciation)	Temporary Differences
Ambrus Core Bond Fund	$(211,355)	$102	$—	$11,949,179	$—
Ambrus Tax-Conscious California Bond Fund	(831,969)	—	301	(384,442)	(23)
Ambrus Tax-Conscious National Bond Fund	(213,148)	—	525	1,347,182	(196)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes attributable to wash sales.
As of March 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Ambrus Core Bond Fund	$558,261,874	$7,128,630	$(2,883,776)	$4,244,854
Ambrus Tax-Conscious California Bond Fund	486,456,413	1,568,976	(5,069,186)	(3,500,210)
Ambrus Tax-Conscious National Bond Fund	441,472,919	2,203,518	(3,582,044)	(1,378,526)

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the six months ended March 31, 2026, the Funds had no post October loss deferrals or late year ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2025, the Funds’ capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Ambrus Core Bond Fund	$126,000	$85,355
Ambrus Tax-Conscious California Bond Fund	165,847	666,122
Ambrus Tax-Conscious National Bond Fund	213,148	—
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

AMBRUS FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust’s most recent fiscal half-year. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Whittier Advisors, LLC was included in the Registrant’s Form N-CSR filed for the fiscal year ended September 30, 2025.
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-2101 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Whittier Advisors, LLC
4695 MacArthur Court
Suite 1500
Newport Beach, CA 92660
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street, Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
AMB-0326

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust’s most recent fiscal half-year. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Whittier Advisors, LLC was included in the Registrant’s Form N-CSR filed for the fiscal year ended September 30, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 3, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date June 3, 2026

*	Print the name and title of each signing officer under his or her signature.